Segmented and geographic information, and major customers (Statements of Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 68,354	$ 54,280
Cost of sales	(52,115)	(40,038)
Depletion and amortization	(10,572)	(6,709)
Care, maintenance and restructuring costs	(1,071)	(701)
Corporate general and administrative	(6,720)	(6,651)
Transaction costs	(871)
Exploration costs	(2,695)	(2,726)
Accretion on decommissioning provision	(196)	(185)
Interest and financing expense	(1,409)	(723)
Foreign exchange gain (loss)	(231)	(225)
Gain on disposal of assets	879
Gain on derivative instruments	865
Gain on derivative warrant liability	590
Loss on investment in equity instruments		(11)
Write-down of assets	(3,806)	(204)
Contingency on value added taxes	(1,012)
Income (loss) before income taxes	(10,010)	(3,893)
Income tax recovery (expense)	(668)	427
Net Income (loss) for the year	(10,678)	(3,466)
Mexican Operations [Member]
Disclosure of operating segments [line items]
Revenue	41,506	21,512
Cost of sales	(23,283)	(10,195)
Depletion and amortization	(7,200)	(3,247)
Care, maintenance and restructuring costs	(39)	(60)
Corporate general and administrative
Transaction costs
Exploration costs	(2,501)	(2,407)
Accretion on decommissioning provision	(149)	(144)
Interest and financing expense	(972)	(35)
Foreign exchange gain (loss)	(295)	(308)
Gain on disposal of assets	879
Gain on derivative instruments	224
Gain on derivative warrant liability
Loss on investment in equity instruments
Write-down of assets	(3,729)
Contingency on value added taxes	(1,012)
Income (loss) before income taxes	3,429	5,116
Income tax recovery (expense)	(668)	(219)
Net Income (loss) for the year	2,761	4,897
U.S. Operations [Member]
Disclosure of operating segments [line items]
Revenue	26,848	32,768
Cost of sales	(28,832)	(29,843)
Depletion and amortization	(3,362)	(3,452)
Care, maintenance and restructuring costs	(1,032)	(473)
Corporate general and administrative
Transaction costs
Exploration costs	(194)	(319)
Accretion on decommissioning provision	(47)	(41)
Interest and financing expense
Foreign exchange gain (loss)
Gain on disposal of assets
Gain on derivative instruments	165
Gain on derivative warrant liability
Loss on investment in equity instruments
Write-down of assets	(77)	(204)
Contingency on value added taxes
Income (loss) before income taxes	(6,531)	(1,564)
Income tax recovery (expense)		646
Net Income (loss) for the year	(6,531)	(918)
Corporate and Other [Member]
Disclosure of operating segments [line items]
Revenue
Cost of sales
Depletion and amortization	(10)	(10)
Care, maintenance and restructuring costs		(168)
Corporate general and administrative	(6,720)	(6,651)
Transaction costs	(871)
Exploration costs
Accretion on decommissioning provision
Interest and financing expense	(437)	(688)
Foreign exchange gain (loss)	64	83
Gain on disposal of assets
Gain on derivative instruments	476
Gain on derivative warrant liability	590
Loss on investment in equity instruments		(11)
Write-down of assets
Contingency on value added taxes
Income (loss) before income taxes	(6,908)	(7,455)
Income tax recovery (expense)
Net Income (loss) for the year	$ (6,908)	$ (7,445)